Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Fixed non-cancellable revenues under time charter contracts [Abstract]
Schedule Of Fixed Non CancelableTime Charter Contracts [Table Text Block]
Period	Amount
Year 1	$36,048
Year 2	3,660
Total	$39,708